DEBENTURES (Schedule of Maturities of Debentures) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Repayment schedule (carrying amount):
2014	$ 6,441
2015	144,663
2016	63,482
Debentures Series D [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayment schedule (carrying amount):
2014	6,441
2015	6,441
2016	6,441
Debentures Series F [Member]
Debt Instrument [Line Items]
Interest rate	7.80%
Repayment schedule (carrying amount):
2014
2015	57,041
2016	57,041
Jazz's 2010 Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayment schedule (carrying amount):
2014
2015	81,181
2016